Cover	Aug. 24, 2021
Cover [Abstract]
Entity Registrant Name	Super League Gaming, Inc.
Entity Central Index Key	0001621672
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 24, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-38819
Entity Tax Identification Number	47-1990734
Entity Address Address Line 1	2912 Colorado Avenue
Entity Address Address Line 2	Suite #203
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404
City Area Code	802
Local Phone Number	294-2754
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SLGG
Security Exchange Name	NASDAQ